Other Operating Income And Expense - Operating Expense (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating Expenses [Abstract]
Taxes other than income taxes	$ 4,863	$ 6,683	$ 6,421
Provisions	139	0	0
Total	$ 5,002	$ 6,683	$ 6,421